Operations - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended				4 Months Ended	12 Months Ended
	Oct. 01, 2023	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Nature of operations [line items]
Cash flow from losing control of subisidiaries or other business classfied as investing activities							$ 41.2	$ 158.2
Repurchase of debt instrument						$ 1,375.5
Nidec Aerospace LLC [Member]
Nature of operations [line items]
Proportion of ownership interest in joint venture					49.00%		49.00%
Purchase of interest in joint venture	$ 6.0
Nidec Aerospace LLC [Member] | Nidec Motor Corporation [Member]
Nature of operations [line items]
Estimated aggregate amount of contribution by the coventurer	$ 78.0
Two Thousand And Twenty Five Two Thousand And Twenty Seven And Two Thousand And Twenty Eight Notes [Member]
Nature of operations [line items]
Gain loss on repurchase of debt instruments						$ 5.4
Seven Point Five Percent Two Thousand And Thirty Convertible Notes [Member]
Nature of operations [line items]
Borrowings maturity				2030
Debt instruments issued during the period				$ 750.0
Seven Point Five Percent Two Thousand And Thirty Convertible Notes [Member] | Renegotiation with customer [member]
Nature of operations [line items]
Borrowing interest rate			7.50%			7.50%
Embraer Netherlands Finance BV [member] | Five Point Zero Five Percentage Due On June Fifteen Two Thousand Twenty Five [Member]
Nature of operations [line items]
Borrowing interest rate							5.05%
Borrowings maturity							2025
Repurchase of debt instrument						$ 952.8
Later than three years and not later than four years [member] | Embraer Netherlands Finance BV [member] | Five Point Four Zero Percentage Due On February One Two Thousand And Twenty Seven [member]
Nature of operations [line items]
Borrowing interest rate							5.40%
Borrowings maturity							2027
Repurchase of debt instrument						205.9
Two thousand twenty eight [member] | Embraer Netherlands Finance BV [member]
Nature of operations [line items]
Borrowing interest rate							6.95%
Borrowings maturity							2028
Repurchase of debt instrument						$ 189.7
Allow Me [Member]
Nature of operations [line items]
Proportion of ownership in the subsidiary company			77.00%
Cash flow from losing control of subisidiaries or other business classfied as investing activities		$ 41.5
Ownership stake in subsidiary disposed off			77.00%
Gain loss on disposal of subsidiary		$ 36.6